Vanguard SP Mid-Cap 400 Value Index Fund Investment Strategy - ETF Prospectus [Member] - Vanguard SP Mid-Cap 400 Value Index Fund	Aug. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund employs an indexing investment approach designed to track the performance of the S&P MidCap 400® Value Index (the “Target Index”), which represents the value companies of the S&P MidCap 400 Index, as determined by the index provider. The Target Index measures the performance of mid-size value companies in the United States. Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in the stocks that make up the Target Index. The Fund attempts to replicate the Target Index by investing all, or substantially all, of its assets in the stocks that make up the Target Index, holding each stock in approximately the same proportion as its weighting in the Target Index.